Unaudited Condensed Interim Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Profit or loss [abstract]
Revenues from sale of products	$ 1,754	$ 1,506	$ 3,162	$ 3,202	$ 6,832
Revenues from development services	3,874	3,504	6,314	6,727	13,135
Revenues from license agreements and royalties	80	53	187	98	255
Total revenues	5,708	5,063	9,663	10,027	20,222
Cost of revenues from sale of products	1,302	1,558	2,412	3,144	6,440
Cost of revenues from development services	3,056	3,055	5,156	5,821	11,128
Cost of revenues from license agreements and royalties	8	3	15	8	20
Total cost of revenues	4,366	4,616	7,583	8,973	17,588
Gross profit	1,342	447	2,080	1,054	2,634
Research and development	3,491	1,898	6,377	3,368	8,878
Selling and marketing	1,462	1,224	2,749	2,403	4,936
General and administrative	2,105	1,809	3,891	3,501	8,202
Other expense	0	0	4	0	18
Total operating expenses	7,058	4,931	13,021	9,272	22,034
Operating loss	(5,716)	(4,484)	(10,941)	(8,218)	(19,400)
Financial income	429	582	925	1,171	2,048
Financial expenses	(7,993)	(2,405)	(3,985)	(8,965)	(12,811)
Financing expenses, net	(7,564)	(1,823)	(3,060)	(7,794)	(10,763)
Loss before taxes on income	(13,280)	(6,307)	(14,001)	(16,012)	(30,163)
Taxes on income	(38)	2	(43)	(22)	(61)
Net loss	(13,318)	(6,305)	(14,044)	(16,034)	(30,224)
Other comprehensive income (loss):
Foreign currency translation adjustments	(11)	2	(10)	10	7
Total comprehensive loss	$ (13,329)	$ (6,303)	$ (14,054)	$ (16,024)	$ (30,217)
Loss per share data:
Basic net loss per share	$ (1.23)	$ (0.68)	$ (1.3)	$ (1.73)	$ (3.03)
Diluted net loss per share	$ (1.23)	$ (0.68)	$ (1.3)	$ (1.73)	$ (3.03)
Number of shares used in calculating basic loss per share	10,835,251	9,279,370	10,816,990	9,256,862	9,959,723
Number of shares used in calculating diluted loss per share	10,835,251	9,279,370	10,816,990	9,256,862	9,959,723